Related Party Transactions (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	May 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Notes payable			$ 1,484,473			$ 1,484,473
Accrued interest								4.00%
Interest	$ 10,000
Interest rate			3.75%		5.50%	3.75%		6.00%		2.50%
Debt maturity						Aug. 12, 2020		Dec. 31, 2019		Jul. 15, 2020
Advances from shareholders					$ 260,173
Collateral fee								$ 7,500
Lease Expired						Dec. 31, 2021		Dec. 31, 2018
Operating Leases, Rent Expense			$ 4,500	$ 4,500	5,150	$ 13,500	$ 24,634	$ 18,000	$ 35,583
Share Issued		50,000
Stock issued in excahnge of reduction in short- term notes value		$ 100,000			$ 1,367,500	100,000		637,000	$ 60,000
Short term commercial deposite								274,900
Monthly lease payment						1,500		$ 1,500
Related Party Note Payable - 1 [Member]
Related Party Transaction [Line Items]
Accrued interest								8.00%
Related Party Note Payable - 2 [Member]
Related Party Transaction [Line Items]
Debt maturity								Dec. 31, 2019
Related Party Note Payable - 3 [Member]
Related Party Transaction [Line Items]
Accrued interest								6.25%
Related Party Note Payable - 4 [Member]
Related Party Transaction [Line Items]
Accrued interest								6.25%
Debt maturity								Oct. 31, 2019
Related Party Note Payable - 5 [Member]
Related Party Transaction [Line Items]
Accrued interest
Related Party Note Payable - 6 [Member]
Related Party Transaction [Line Items]
Accrued interest								9.00%
Debt maturity								Oct. 31, 2019
Related Party Note Payable - 7 [Member]
Related Party Transaction [Line Items]
Accrued interest								18.00%
Related Party Note Payable - 8 [Member]
Related Party Transaction [Line Items]
Accrued interest											10.00%
Interest rate								6.25%
Debt maturity								Jul. 31, 2021
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Interest payable			10,000			10,000
Notes payable			$ 200,000			$ 200,000
Interest rate			6.00%			6.00%
Debt maturity						Nov. 30, 2021
Long-term Note Payable to Related Party - 1 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares						400,000
Unsecured note payble [Member]
Related Party Transaction [Line Items]
Interest rate			3.00%			3.00%
Debt maturity						Nov. 30, 2021
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Notes payable			$ 225,000			$ 225,000
Interest rate			6.00%			6.00%
Debt maturity						Mar. 31, 2022
Long-term Note Payable to Related Party - 3 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares						1,225,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Interest rate			6.00%			6.00%
Debt maturity						Nov. 30, 2021
Long-term Note Payable to Related Party - 4 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares						200,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Interest rate			10.00%			10.00%
Debt maturity						Aug. 20, 2020